CONTINGENCIES	12 Months Ended
Jan. 03, 2015
CONTINGENCIES
CONTINGENCIES

NOTE 8. CONTINGENCIES

Legal Proceedings

        We are involved in various lawsuits, claims, inquiries, and other regulatory and compliance matters, most of which are routine to the nature of our business. We have accrued liabilities for matters where it is probable that a loss will be incurred and the amount of loss can be reasonably estimated. Because of the uncertainties associated with claims resolution and litigation, future expenses to resolve these matters could be higher than the liabilities we have accrued; however, we are unable to reasonably estimate a range of potential expenses. If information were to become available that allowed us to reasonably estimate the range of potential expenses in an amount higher or lower than what we have accrued, we would adjust our accrued liabilities accordingly. Additional lawsuits, claims, inquiries, and other regulatory and compliance matters could arise in the future. The range of expenses for resolving any future matters would be assessed as they arise; until then, a range of potential expenses for such resolution cannot be determined. Potential insurance reimbursements are not offset against potential liabilities, and such liabilities are not discounted. Based upon current information, we believe that the impact of the resolution of these matters would not be, individually or in the aggregate, material to our financial position, results of operations or cash flows.

Environmental

        Environmental expenditures are generally expensed. However, environmental expenditures for newly acquired assets and those which extend or improve the economic useful life of existing assets are capitalized and amortized over the shorter of the estimated useful life of the acquired asset or the remaining life of the existing asset. We review our estimates of costs of compliance with environmental laws related to remediation and cleanup of various sites, including sites in which governmental agencies have designated us as a potentially responsible party. When it is probable that a loss will be incurred and where a range of the loss can be reasonably estimated, the best estimate within the range is accrued. When the best estimate within the range cannot be determined, the low end of the range is accrued. Potential insurance reimbursements are not offset against potential liabilities, and such liabilities are not discounted.

        As of January 3, 2015, we have been designated by the U.S. Environmental Protection Agency ("EPA") and/or other responsible state agencies as a potentially responsible party ("PRP") at fourteen waste disposal or waste recycling sites, which are the subject of separate investigations or proceedings concerning alleged soil and/or groundwater contamination and for which no settlement of our liability has been agreed. We are participating with other PRPs at these sites, and anticipate that our share of remediation costs will be determined pursuant to agreements entered into in the normal course of negotiations with the EPA or other governmental authorities.

        We have accrued liabilities for sites where it is probable that a loss will be incurred and the cost or amount of loss can be reasonably estimated. These estimates could change as a result of changes in planned remedial actions, remediation technologies, site conditions, the estimated time to complete remediation, environmental laws and regulations, and other factors. Because of the uncertainties associated with environmental assessment and remediation activities, future expenses to remediate these sites could be higher than the liabilities we have accrued; however, we are unable to reasonably estimate a range of potential expenses. If information were to become available that allowed us to reasonably estimate the range of potential expenses in an amount higher or lower than what we have accrued, we would adjust our environmental liabilities accordingly. In addition, we may be identified as a PRP at additional sites in the future. The range of expenses for remediation of any future-identified sites would be addressed as they arise; until then, a range of expenses for such remediation cannot be determined.

        The activity in 2014 and 2013 related to environmental liabilities was as follows:

(In millions)	2014	2013

Balance at beginning of year	$29.6	$32.5
Charges (reversals), net	1.7	4.6
Payments	(5.1)	(7.5)

Balance at end of year	$26.2	$29.6

        As of January 3, 2015, approximately $10 million of the balance was classified as short-term and included in "Other accrued liabilities" in the Consolidated Balance Sheets.

Guarantees

        We participate in receivable financing programs with several financial institutions whereby advances may be requested from these financial institutions. We guarantee the collection of the related receivables. At January 3, 2015, the outstanding amount guaranteed was approximately $17 million. We believe our exposure to these guarantees is not material.

        Unused letters of credit (primarily standby) outstanding with various financial institutions were approximately $53 million at January 3, 2015.